Summary of Significant Accounting Policies: Net Loss Per Share: Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - Successor - shares	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,569,810	33,252,208
Convertible Debt Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		26,677,398
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	35,000	40,000
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,534,810	6,534,810